REVENUE - Concentration of Accounts Receivable (Details) - Accounts Receivable - Revenue Stream Concentration Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	100.00%	100.00%
Commercial insurance
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	68.00%	82.00%
Facility billing
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	26.00%	18.00%
Other
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	6.00%